Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$3,669	$3,660,561
WPP Finance 2010, 3.75%, 09/19/24(a)	3,002	2,970,960
		6,631,521
Aerospace & Defense — 1.4%
Boeing Co. (The)
1.43%, 02/04/24 (Call 08/09/22)	9,705	9,340,189
1.95%, 02/01/24	3,228	3,138,681
2.80%, 03/01/24 (Call 02/01/24)(a)	1,366	1,339,336
2.85%, 10/30/24 (Call 07/30/24)	1,336	1,305,713
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	2,200	2,161,324
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)(a)	1,183	1,187,389
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)(a)	4,115	4,111,337
Teledyne Technologies Inc., 0.95%, 04/01/24 (Call 08/29/22)	2,735	2,596,445
		25,180,414
Agriculture — 1.4%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	1,304	1,303,465
4.00%, 01/31/24(a)	3,285	3,308,948
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	3,904	3,792,697
3.22%, 08/15/24 (Call 06/15/24)	9,522	9,351,271
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	4,241	4,207,072
3.25%, 11/10/24(a)	3,081	3,061,466
		25,024,919
Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	513	488,035
United Airlines Pass Through Trust, Series 2012-1 A, Class A, 4.15%, 10/11/25	2,178	2,096,537
		2,584,572
Auto Manufacturers — 3.7%
American Honda Finance Corp.
0.55%, 07/12/24(a)	3,257	3,088,906
0.75%, 08/09/24(a)	2,945	2,801,166
2.15%, 09/10/24	3,007	2,934,802
2.40%, 06/27/24	2,328	2,290,659
2.90%, 02/16/24	1,808	1,798,562
3.55%, 01/12/24(a)	2,919	2,929,304
General Motors Financial Co. Inc.
1.05%, 03/08/24(a)	3,365	3,216,301
1.20%, 10/15/24(a)	3,000	2,807,580
3.50%, 11/07/24 (Call 09/07/24)	3,202	3,153,970
3.95%, 04/13/24 (Call 02/13/24)	4,149	4,143,274
5.10%, 01/17/24 (Call 12/17/23)	4,352	4,420,762
PACCAR Financial Corp.
0.35%, 02/02/24(a)	1,703	1,632,445
0.50%, 08/09/24	1,295	1,226,015
0.90%, 11/08/24	1,780	1,684,450
2.15%, 08/15/24(a)	2,064	2,017,601
3.15%, 06/13/24	2,330	2,321,379
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	4,475	4,299,312
2.36%, 07/02/24(a)	1,765	1,740,872
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.45%, 01/11/24	$3,104	$2,988,345
0.50%, 06/18/24(a)	3,095	2,947,616
0.63%, 09/13/24(a)	3,920	3,712,005
2.00%, 10/07/24	2,012	1,958,722
2.50%, 03/22/24	665	658,051
2.90%, 04/17/24	3,000	2,987,550
3.35%, 01/08/24(a)	1,679	1,685,884
		65,445,533
Auto Parts & Equipment — 0.2%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)(a)	4,005	4,001,636

Banks — 25.3%
Banco Santander SA
2.71%, 06/27/24(a)	5,950	5,830,048
3.89%, 05/24/24	5,785	5,803,165
Bank of America Corp.
4.00%, 04/01/24(a)	8,275	8,368,259
4.13%, 01/22/24(a)	8,369	8,490,936
4.20%, 08/26/24	11,565	11,697,072
Bank of Montreal
0.63%, 07/09/24	5,060	4,797,184
2.15%, 03/08/24	265	260,172
2.50%, 06/28/24	4,244	4,173,550
Series E, 3.30%, 02/05/24	7,687	7,676,161
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	2,065	1,972,054
2.10%, 10/24/24(a)	3,862	3,783,254
3.25%, 09/11/24 (Call 08/11/24)(a)	2,794	2,791,178
3.40%, 05/15/24 (Call 04/15/24)	1,505	1,504,563
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	2,473	2,490,385
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,490	2,362,636
Bank of Nova Scotia (The)
0.65%, 07/31/24	4,295	4,054,394
0.70%, 04/15/24	4,235	4,033,160
2.44%, 03/11/24	3,180	3,129,979
3.40%, 02/11/24	4,710	4,706,138
Barclays Bank PLC, 3.75%, 05/15/24(a)	2,845	2,848,755
Barclays PLC, 4.38%, 09/11/24	4,729	4,710,793
BNP Paribas SA, 4.25%, 10/15/24	3,930	3,948,943
BPCE SA, 4.00%, 04/15/24	5,917	5,915,994
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	2,970	2,795,720
3.10%, 04/02/24	4,259	4,230,039
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	9,091	9,141,455
Citigroup Inc.
3.75%, 06/16/24(a)	2,906	2,937,123
4.00%, 08/05/24(a)	2,396	2,411,694
Comerica Bank, 2.50%, 07/23/24	2,850	2,780,802
Cooperatieve Rabobank U.A./New York, 0.38%, 01/12/24(a)	2,260	2,158,752
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 09/28/22)	400	379,072
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,044	4,797,147
3.63%, 09/09/24	11,348	11,205,242
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	2,843	2,816,560
Deutsche Bank AG/New York NY
0.90%, 05/28/24	4,955	4,674,349
3.70%, 05/30/24	2,733	2,698,701

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	$3,189	$3,070,592
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	6,196	6,204,426
4.30%, 01/16/24 (Call 12/16/23)	3,225	3,250,832
Goldman Sachs Group Inc. (The)
3.00%, 03/15/24	8,348	8,270,864
3.63%, 02/20/24 (Call 01/20/24)	5,848	5,859,813
3.85%, 07/08/24 (Call 04/08/24)	8,076	8,122,356
4.00%, 03/03/24(a)	11,044	11,122,965
HSBC Holdings PLC, 4.25%, 03/14/24	7,613	7,632,032
HSBC USA Inc.
3.50%, 06/23/24(a)	3,055	3,046,110
3.75%, 05/24/24(a)	3,615	3,620,531
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	3,955	3,873,013
ING Groep NV, 3.55%, 04/09/24	4,702	4,679,853
Intesa Sanpaolo SpA, 5.25%, 01/12/24	1,110	1,116,394
JPMorgan Chase & Co.
3.63%, 05/13/24	6,557	6,617,718
3.88%, 02/01/24	6,274	6,353,680
3.88%, 09/10/24(a)	11,372	11,440,801
Lloyds Banking Group PLC
3.90%, 03/12/24	4,647	4,659,547
4.50%, 11/04/24	3,937	3,936,921
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)	1,684	1,680,127
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	4,524	4,432,438
3.41%, 03/07/24	6,016	5,983,153
Morgan Stanley
3.70%, 10/23/24	11,772	11,844,398
Series F, 3.88%, 04/29/24(a)	11,647	11,739,594
National Bank of Canada, 0.75%, 08/06/24	2,865	2,689,204
NatWest Group PLC, 5.13%, 05/28/24	5,306	5,331,999
PNC Bank N.A.
3.30%, 10/30/24 (Call 09/30/24)	1,134	1,126,754
2.50%, 08/27/24 (Call 07/27/24)(a)	2,342	2,305,863
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	2,763	2,693,510
3.50%, 01/23/24 (Call 12/23/23)	4,486	4,502,150
3.90%, 04/29/24 (Call 03/29/24)	3,033	3,047,589
Royal Bank of Canada
0.43%, 01/19/24(a)	2,436	2,333,055
0.65%, 07/29/24	3,445	3,255,525
0.75%, 10/07/24(a)	3,675	3,452,589
2.25%, 11/01/24	5,523	5,386,527
2.55%, 07/16/24(a)	4,794	4,706,749
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)(a)	4,628	4,581,118
Santander UK PLC
2.88%, 06/18/24(a)	1,155	1,128,574
4.00%, 03/13/24(a)	4,375	4,397,225
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	932	922,251
3.95%, 01/10/24	815	818,790
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	1,360	1,303,737
2.45%, 09/27/24(a)	3,848	3,723,286
2.70%, 07/16/24	7,807	7,642,038
Toronto-Dominion Bank (The)
0.55%, 03/04/24	2,745	2,624,028
Security	Par (000)	Value

Banks (continued)
0.70%, 09/10/24	$3,410	$3,223,814
1.25%, 12/13/24	2,665	2,529,032
2.35%, 03/08/24	3,435	3,377,395
2.65%, 06/12/24	5,762	5,672,862
3.25%, 03/11/24	4,600	4,586,798
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	4,553	4,416,592
3.20%, 04/01/24 (Call 03/01/24)(a)	4,751	4,752,330
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	3,595	3,532,375
2.85%, 10/26/24 (Call 09/26/24)(a)	3,733	3,700,597
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)(a)	4,959	4,883,772
3.38%, 02/05/24 (Call 01/05/24)	5,200	5,213,572
3.60%, 09/11/24 (Call 08/11/24)(a)	3,971	4,001,537
3.70%, 01/30/24 (Call 12/29/23)(a)	1,931	1,948,244
Wells Fargo & Co.
3.30%, 09/09/24	8,891	8,885,132
3.75%, 01/24/24 (Call 12/22/23)	11,962	12,032,935
4.48%, 01/16/24(a)	2,170	2,199,121
Westpac Banking Corp.
1.02%, 11/18/24	3,560	3,371,712
3.30%, 02/26/24(a)	5,915	5,918,845
		449,152,813
Beverages — 1.0%
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	3,368	3,307,443
Constellation Brands Inc.
3.60%, 05/09/24	1,905	1,905,876
4.75%, 11/15/24(a)	2,176	2,214,276
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)(a)	2,262	2,191,652
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 08/29/22)(a)	3,850	3,683,796
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	4,822	4,860,672
		18,163,715
Biotechnology — 0.6%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	5,261	5,293,934
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	6,026	6,075,413
		11,369,347
Building Materials — 0.3%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(b)	2,140	2,137,432
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	1,801	1,814,976
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	1,836	1,848,833
		5,801,241
Chemicals — 1.1%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)(a)	1,440	1,445,457
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	2,135	2,101,502
5.90%, 07/05/24	7,100	7,153,392
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	1,537	1,541,011
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,700	2,767,500
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)(a)	1,035	1,009,860
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	2,993	2,977,736
Westlake Corp., 0.88%, 08/15/24 (Call 08/29/22)	655	624,595
		19,621,053
Commercial Services — 0.8%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)(a)	3,122	3,029,401

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)	$680	$641,410
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	1,200	1,155,864
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)(a)	2,777	2,831,929
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	5,623	5,541,973
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)(a)	1,765	1,645,351
		14,845,928
Computers — 3.1%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	2,927	2,865,475
2.85%, 05/11/24 (Call 03/11/24)	6,280	6,275,918
3.00%, 02/09/24 (Call 12/09/23)	5,295	5,297,118
3.45%, 05/06/24(a)	8,531	8,607,182
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)	4,727	4,753,188
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,237	2,202,505
Hewlett Packard Enterprise Co., 1.45%, 04/01/24 (Call 03/01/24)	4,859	4,699,236
International Business Machines Corp.
3.00%, 05/15/24	10,541	10,488,611
3.63%, 02/12/24(a)	8,025	8,060,952
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	2,385	2,364,298
		55,614,483
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,477	1,480,323
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	2,136	2,082,600
GSK Consumer Healthcare Capital US LLC., 3.02%, 03/24/24 (Call 03/24/23)(c)	2,540	2,509,977
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/29/22)	1,720	1,639,246
2.60%, 05/05/24 (Call 03/05/24)(a)	4,129	4,098,157
3.25%, 03/07/24 (Call 02/07/24)	2,049	2,056,274
		13,866,577
Diversified Financial Services — 7.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	11,825	10,996,067
2.88%, 08/14/24 (Call 07/14/24)(a)	2,601	2,495,191
3.15%, 02/15/24 (Call 01/15/24)(a)	3,715	3,613,841
4.88%, 01/16/24 (Call 12/16/23)	3,088	3,088,031
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	3,979	3,695,496
Affiliated Managers Group Inc., 4.25%, 02/15/24	915	923,162
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	2,597	2,462,112
0.80%, 08/18/24 (Call 07/18/24)	840	778,756
4.25%, 02/01/24 (Call 01/01/24)(a)	3,226	3,217,483
4.25%, 09/15/24 (Call 06/15/24)	2,974	2,948,751
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)(a)	2,067	2,024,254
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	3,381	3,369,437
5.13%, 09/30/24(a)	2,943	3,003,655
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	6,937	6,810,192
3.00%, 10/30/24 (Call 09/29/24)	6,440	6,379,593
3.38%, 05/03/24(a)	3,885	3,877,813
3.40%, 02/22/24 (Call 01/22/24)(a)	5,240	5,228,524
3.63%, 12/05/24 (Call 11/04/24)(a)	2,211	2,212,216
Ameriprise Financial Inc., 3.70%, 10/15/24	2,702	2,709,944
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	1,740	1,698,675
Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)(a)	$4,092	$4,119,253
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)(a)	6,045	5,959,765
3.75%, 04/24/24 (Call 03/24/24)	2,822	2,822,339
3.90%, 01/29/24 (Call 12/29/23)	4,899	4,904,291
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	4,940	4,764,630
3.55%, 02/01/24 (Call 01/01/24)	2,326	2,336,560
3.75%, 04/01/24 (Call 03/02/24)	2,150	2,167,480
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/22)	940	894,344
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)(a)	2,178	2,174,493
Invesco Finance PLC, 4.00%, 01/30/24	2,774	2,789,756
Mastercard Inc., 3.38%, 04/01/24(a)	5,201	5,236,991
ORIX Corp.
3.25%, 12/04/24	2,680	2,646,768
4.05%, 01/16/24(a)	1,677	1,684,966
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	2,000	1,974,460
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,188	2,202,857
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)(a)	4,343	4,345,258
4.38%, 03/19/24 (Call 02/19/24)	3,417	3,414,335
		125,971,739
Electric — 5.7%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,535	2,460,775
American Electric Power Co. Inc., 2.03%, 03/15/24	2,995	2,914,315
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,827	2,778,262
Black Hills Corp., 1.04%, 08/23/24 (Call 08/15/22)(a)	2,285	2,151,282
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)	2,267	2,196,927
Dominion Energy Inc., 3.07%, 08/15/24(b)	3,139	3,094,301
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	1,932	1,946,413
DTE Energy Co., Series C, 2.53%, 10/01/24(b)	2,671	2,595,224
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	4,101	4,116,379
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	2,609	2,577,927
Emera U.S. Finance LP, 0.83%, 06/15/24	1,685	1,583,125
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	1,249	1,237,010
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)(a)	1,195	1,200,676
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	475	492,817
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 10/01/22)	3,685	3,492,532
5.40%, 11/01/24	1,250	1,294,575
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	3,467	3,364,411
Eversource Energy
4.20%, 06/27/24	3,085	3,119,367
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	2,540	2,493,518
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	2,309	2,314,265
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,190	2,129,665
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	2,220	2,202,129
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	1,954	1,937,782
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	1,963	1,948,533
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	3,010	3,033,057
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	1,270	1,216,635
2.95%, 02/07/24 (Call 12/07/23)(a)	1,794	1,786,035
Series D, 1.00%, 10/18/24	1,855	1,758,744

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 09/21/22)(a)	$4,030	$3,993,891
4.20%, 06/20/24	2,100	2,131,332
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	2,251	2,222,817
Pacific Gas and Electric Co.
3.25%, 02/16/24 (Call 02/16/23)	3,365	3,287,975
3.40%, 08/15/24 (Call 05/15/24)	636	613,314
3.75%, 02/15/24 (Call 11/15/23)(a)	1,650	1,617,808
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)(a)	699	702,586
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	1,550	1,554,045
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	3,295	3,250,880
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	2,170	2,079,771
Series K, 0.98%, 08/01/24(a)	1,765	1,675,338
Southern Co. (The)
4.48%, 08/01/24(b)	2,350	2,373,053
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	2,545	2,423,960
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	1,540	1,532,685
Tampa Electric Co., 3.88%, 07/12/24(a)	1,395	1,401,208
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	1,232	1,237,951
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	1,312	1,312,853
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)	2,365	2,260,774
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	1,536	1,492,700
		100,601,622
Electronics — 1.0%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	1,930	1,892,191
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	1,695	1,690,830
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	2,147	2,113,571
Honeywell International Inc., 2.30%, 08/15/24 (Call 07/15/24)(a)	4,408	4,344,260
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	1,987	2,012,851
TD SYNNEX Corp., 1.25%, 08/09/24	2,635	2,473,106
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	1,868	1,893,218
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	733	734,166
		17,154,193
Entertainment — 0.4%
Magallanes Inc.
3.43%, 03/15/24(c)	5,835	5,744,791
3.53%, 03/15/24 (Call 03/15/23)(c)	1,280	1,258,688
		7,003,479
Environmental Control — 0.2%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	3,929	3,849,359

Food — 1.2%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)(a)	4,658	4,689,628
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)(a)	2,216	2,225,861
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	1,108	1,080,965
Hormel Foods Corp., 0.65%, 06/03/24 (Call 08/29/22)	1,445	1,382,518
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	2,152	2,167,990
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(a)	3,594	3,561,007
Mondelez International Inc., 2.13%, 03/17/24	2,150	2,107,645
Security	Par (000)	Value

Food (continued)
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)(a)	$4,583	$4,603,165
		21,818,779
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	1,193	1,200,134
Georgia-Pacific LLC, 8.00%, 01/15/24(a)	2,475	2,630,282
		3,830,416
Gas — 0.5%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)(a)	479	477,621
Series A, 2.50%, 11/15/24 (Call 10/15/24)	3,058	2,982,926
ONE Gas Inc.
1.10%, 03/11/24 (Call 08/15/22)	3,305	3,160,505
3.61%, 02/01/24 (Call 11/01/23)	510	507,700
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	1,875	1,873,556
		9,002,308
Health Care - Products — 1.4%
Baxter International Inc., 1.32%, 11/29/24(a)	5,090	4,813,359
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)(a)	2,042	2,043,817
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(a)	2,841	2,751,963
PerkinElmer Inc., 0.85%, 09/15/24 (Call 09/15/22)(a)	125	117,251
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	2,901	2,902,335
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 10/18/22)	9,080	8,681,297
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 11/22/22)(a)	3,710	3,509,697
		24,819,719
Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	3,618	3,605,771
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	2,018	1,967,792
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)	3,769	3,746,650
3.50%, 08/15/24 (Call 05/15/24)	3,267	3,267,719
HCA Inc., 5.00%, 03/15/24	7,602	7,711,241
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	2,961	2,975,302
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	2,078	2,009,488
3.25%, 09/01/24 (Call 07/01/24)	2,846	2,821,581
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	1,139	1,147,406
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 08/09/22)	75	71,839
2.38%, 08/15/24	3,699	3,655,648
3.50%, 02/15/24(a)	3,594	3,620,092
		36,600,529
Holding Companies - Diversified — 1.0%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	3,941	3,914,635
Blackstone Private Credit Fund
1.75%, 09/15/24(c)	2,490	2,270,606
2.35%, 11/22/24(c)	915	842,651
FS KKR Capital Corp.
1.65%, 10/12/24	1,755	1,627,815
4.63%, 07/15/24 (Call 06/15/24)(a)	1,968	1,966,229
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	2,440	2,369,118
Main Street Capital Corp., 5.20%, 05/01/24	1,991	2,002,209
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)(a)	1,710	1,710,821

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	$1,345	$1,300,870
		18,004,954
Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	2,640	2,551,058
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(a)	2,977	2,987,628
5.88%, 11/15/24 (Call 05/15/24)	1,970	2,029,179
		7,567,865
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(a)	320	317,744
Whirlpool Corp., 4.00%, 03/01/24(a)	1,025	1,031,294
		1,349,038
Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/29/22)	910	858,449

Insurance — 1.8%
Aflac Inc., 3.63%, 11/15/24(a)	3,525	3,544,564
American International Group Inc., 4.13%, 02/15/24(a)	2,074	2,095,113
Aon Global Ltd., 3.50%, 06/14/24 (Call 03/14/24)	2,876	2,876,000
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,499	1,534,616
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	2,080	2,085,138
Chubb INA Holdings Inc., 3.35%, 05/15/24	1,255	1,260,861
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	2,623	2,630,187
First American Financial Corp., 4.60%, 11/15/24	240	240,036
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	2,408	2,407,759
3.88%, 03/15/24 (Call 02/15/24)	4,019	4,042,592
MetLife Inc., 3.60%, 04/10/24(a)	4,344	4,385,920
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)(a)	1,092	1,111,099
Unum Group, 4.00%, 03/15/24	686	686,521
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	2,772	2,758,833
		31,659,239
Internet — 2.6%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	7,607	7,556,033
Alphabet Inc., 3.38%, 02/25/24(a)	3,760	3,792,336
Amazon.com Inc.
0.45%, 05/12/24	8,255	7,907,547
2.73%, 04/13/24	5,225	5,215,804
2.80%, 08/22/24 (Call 06/22/24)(a)	7,420	7,395,143
3.80%, 12/05/24 (Call 09/05/24)	4,348	4,425,438
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	2,545	2,562,077
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	4,015	4,013,274
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	2,483	2,408,311
		45,275,963
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	2,299	2,248,100

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/29/22)(a)	1,875	1,751,906

Lodging — 0.4%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 10/01/22)(a)	3,560	3,375,663
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)(a)	3,191	3,184,522
		6,560,185
Security	Par (000)	Value

Machinery — 2.2%
Caterpillar Financial Services Corp.
0.45%, 05/17/24(a)	$2,270	$2,168,395
0.60%, 09/13/24	2,650	2,509,842
0.95%, 01/10/24	1,392	1,351,743
2.15%, 11/08/24(a)	3,686	3,618,878
2.85%, 05/17/24(a)	1,794	1,787,918
3.25%, 12/01/24(a)	2,476	2,479,962
3.30%, 06/09/24(a)	1,279	1,285,203
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	3,629	3,646,274
CNH Industrial Capital LLC, 4.20%, 01/15/24	2,386	2,398,216
John Deere Capital Corp.
0.45%, 01/17/24(a)	2,855	2,752,791
0.45%, 06/07/24(a)	2,230	2,129,382
0.63%, 09/10/24	1,985	1,886,484
2.60%, 03/07/24	2,295	2,281,115
2.65%, 06/24/24(a)	2,510	2,493,058
3.35%, 06/12/24(a)	2,255	2,266,568
3.45%, 01/10/24	952	957,703
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	3,663	3,665,674
		39,679,206
Manufacturing — 1.3%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)(a)	4,502	4,512,850
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)(a)	2,090	2,084,044
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	3,263	3,278,042
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	2,647	2,608,671
3.30%, 11/21/24 (Call 08/21/24)(a)	1,741	1,726,811
3.65%, 06/15/24	5,225	5,222,440
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	1,666	1,677,362
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	2,019	2,008,461
		23,118,681
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	5,481	5,518,161
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)	9,596	9,673,632
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	1,699	1,693,002
3.90%, 11/15/24 (Call 08/15/24)	2,181	2,158,383
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	5,294	5,316,394
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	5,792	5,629,361
3.70%, 09/15/24 (Call 06/15/24)	3,216	3,235,714
		33,224,647
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	653	649,892

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(a)	2,736	2,751,595
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	2,471	2,530,131
		5,281,726
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)(a)	2,090	2,122,437

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 3.1%
BP Capital Markets America Inc., 3.79%, 02/06/24 (Call 08/24/22)(a)	$4,159	$4,199,425
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	2,346	2,336,827
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	4,613	4,607,557
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)(a)	3,082	3,130,665
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)(a)	600	589,566
3.35%, 11/15/24 (Call 08/15/24)(a)	600	600,438
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	4,260	4,217,485
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(c)	3,452	3,453,036
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)	2,292	2,343,387
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	4,703	4,612,514
3.18%, 03/15/24 (Call 12/15/23)(a)	3,643	3,653,383
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,041	1,030,569
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	3,191	3,174,822
Phillips 66, 0.90%, 02/15/24 (Call 08/29/22)(a)	1,725	1,660,019
Phillips 66 Co., 2.45%, 12/15/24 (Call 11/15/24)(c)	1,062	1,020,561
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)(a)	4,950	4,841,248
TotalEnergies Capital International SA
3.70%, 01/15/24(a)	4,462	4,499,168
3.75%, 04/10/24	4,839	4,884,680
		54,855,350
Packaging & Containers — 0.4%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)	2,879	2,736,749
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	1,496	1,490,166
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	2,719	2,661,982
		6,888,897
Pharmaceuticals — 5.0%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	13,588	13,297,760
3.85%, 06/15/24 (Call 03/15/24)	3,874	3,894,494
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	2,258	2,248,133
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 08/29/22)	6,099	5,817,592
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	3,922	3,894,350
3.73%, 12/15/24 (Call 09/15/24)(a)	3,154	3,163,841
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	9,974	9,960,136
3.63%, 05/15/24 (Call 02/15/24)	1,545	1,554,641
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	3,184	3,145,601
3.50%, 11/15/24 (Call 08/15/24)(a)	1,717	1,710,269
Cigna Corp.
0.61%, 03/15/24 (Call 08/29/22)	1,925	1,841,166
3.50%, 06/15/24 (Call 03/17/24)	3,389	3,399,099
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	3,951	3,907,025
3.38%, 08/12/24 (Call 05/12/24)	3,075	3,078,967
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)(a)	4,047	4,053,678
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	3,693	3,708,621
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	3,711	3,706,992
Novartis Capital Corp., 3.40%, 05/06/24	8,037	8,086,186
Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	$2,618	$2,618,864
3.40%, 05/15/24	3,657	3,687,280
Wyeth LLC, 6.45%, 02/01/24(a)	1,831	1,916,819
		88,691,514
Pipelines — 3.7%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	2,294	2,319,830
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	5,225	5,422,035
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24 (Call 09/15/24)(c)	418	416,361
Enbridge Inc.
2.15%, 02/16/24	1,390	1,358,016
3.50%, 06/10/24 (Call 03/10/24)(a)	2,461	2,456,570
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)(a)	1,609	1,602,387
4.25%, 04/01/24 (Call 01/01/24)	1,715	1,714,606
4.50%, 04/15/24 (Call 03/15/24)	2,538	2,548,558
4.90%, 02/01/24 (Call 11/01/23)	1,504	1,516,995
5.88%, 01/15/24 (Call 10/15/23)	3,366	3,438,504
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	4,297	4,310,579
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	2,694	2,703,510
4.25%, 09/01/24 (Call 06/01/24)	2,362	2,374,589
4.30%, 05/01/24 (Call 02/01/24)	2,461	2,475,520
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	4,336	4,406,026
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)	2,373	2,309,760
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)(a)	3,020	2,973,099
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	7,290	7,446,589
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)(a)	3,543	3,587,287
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	1,500	1,410,345
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	5,024	5,049,321
4.55%, 06/24/24 (Call 03/24/24)	4,155	4,200,747
		66,041,234
Real Estate Investment Trusts — 3.7%
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	1,649	1,659,092
American Tower Corp.
0.60%, 01/15/24	1,222	1,168,183
3.38%, 05/15/24 (Call 04/15/24)	2,840	2,816,030
5.00%, 02/15/24	4,267	4,343,251
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)(a)	1,487	1,481,558
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	2,591	2,591,415
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	829	823,562
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	2,040	2,012,072
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)(a)	3,909	3,866,470
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)(a)	4,325	4,191,790
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	1,325	1,323,768
Federal Realty OP LP, 3.95%, 01/15/24 (Call 10/15/23)	1,625	1,626,852
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 08/01/24)(a)	1,545	1,488,700

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	$2,089	$2,073,646
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)(a)	1,457	1,425,718
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	1,354	1,331,849
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/15/24)	970	969,108
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	1,608	1,608,209
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)(a)	1,597	1,543,580
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)(a)	1,420	1,425,410
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	621	624,906
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	1,545	1,557,453
4.60%, 02/06/24 (Call 11/06/23)(a)	2,457	2,490,341
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	4,105	3,978,853
3.38%, 10/01/24 (Call 07/01/24)(a)	3,738	3,728,356
3.75%, 02/01/24 (Call 11/01/23)(a)	2,308	2,313,170
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	1,830	1,812,267
3.75%, 05/01/24 (Call 02/01/24)	1,740	1,730,848
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	3,896	3,891,559
4.50%, 01/15/24 (Call 10/15/23)	1,121	1,129,284
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)(a)	1,867	1,880,816
		64,908,116
Retail — 2.1%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	1,869	1,831,769
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	2,229	2,210,410
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	4,322	4,312,362
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	4,646	4,689,254
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	2,705	2,687,472
McDonald’s Corp., 3.25%, 06/10/24	2,715	2,717,199
Target Corp., 3.50%, 07/01/24	5,346	5,392,671
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	2,350	2,335,970
2.85%, 07/08/24 (Call 06/08/24)	5,325	5,311,528
3.30%, 04/22/24 (Call 01/22/24)	5,152	5,175,751
		36,664,386
Semiconductors — 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	3,907	3,907,078
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)	2,397	2,396,904
Intel Corp.
2.70%, 06/17/24 (Call 04/17/24)(a)	90	89,281
2.88%, 05/11/24 (Call 03/11/24)(a)	5,684	5,676,213
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	1,560	1,598,392
Microchip Technology Inc.
0.97%, 02/15/24(a)	6,295	6,007,318
0.98%, 09/01/24	3,235	3,029,642
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	2,105	2,008,801
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)	4,563	4,622,821
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(c)	1,850	1,735,504
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	3,903	3,909,791
Texas Instruments Inc., 2.63%, 05/15/24 (Call 03/15/24)	1,765	1,751,657
Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	$4,132	$4,118,488
		40,851,890
Software — 2.8%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	645	655,126
Fidelity National Information Services Inc., 0.60%, 03/01/24	3,870	3,684,937
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	7,687	7,574,847
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)	7,722	7,726,247
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)(a)	7,178	7,059,204
3.40%, 07/08/24 (Call 04/08/24)(a)	7,536	7,500,807
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	2,568	2,500,102
salesforce.com Inc., 0.63%, 07/15/24 (Call 08/29/22)(a)	4,360	4,162,492
Take-Two Interactive Software Inc., 3.30%, 03/28/24	3,950	3,934,911
VMware Inc., 1.00%, 08/15/24 (Call 08/29/22)	4,435	4,181,096
		48,979,769
Telecommunications — 1.3%
AT&T Inc., 0.90%, 03/25/24 (Call 08/09/22)(a)	5,877	5,643,683
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	2,825	2,701,491
Cisco Systems Inc., 3.63%, 03/04/24	4,259	4,309,342
Motorola Solutions Inc., 4.00%, 09/01/24(a)	282	282,668
Verizon Communications Inc.
0.75%, 03/22/24	3,990	3,838,699
3.50%, 11/01/24 (Call 08/01/24)	4,621	4,637,682
Vodafone Group PLC, 3.75%, 01/16/24(a)	2,285	2,298,961
		23,712,526
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	2,012	1,971,277
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	2,984	3,007,663
3.75%, 04/01/24 (Call 01/01/24)(a)	2,036	2,053,835
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	1,490	1,472,716
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 12/02/22)	5,810	5,517,118
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	2,894	2,895,765
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	2,280	2,294,318
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	2,441	2,369,967
3.65%, 03/18/24 (Call 02/18/24)	2,370	2,365,023
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)(a)	2,427	2,426,054
3.65%, 02/15/24 (Call 11/15/23)	1,736	1,741,920
3.75%, 03/15/24 (Call 12/15/23)(a)	1,396	1,404,097
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	1,910	1,881,350
2.80%, 11/15/24 (Call 09/15/24)(a)	1,548	1,543,356
		30,973,182
Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	1,174	1,179,847

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	1,480	1,486,675

Total Long-Term Investments — 98.8%
(Cost: $1,800,944,522)		1,754,512,846

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(d)(e)(f)	100,442	$100,431,560
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(d)(e)	12,755	12,755,000
Total Short-Term Securities — 6.4%
(Cost: $113,171,498)		113,186,560
Total Investments in Securities — 105.2%
(Cost: $1,914,116,020)		1,867,699,406
Liabilities in Excess of Other Assets — (5.2)%		(92,828,267)
Net Assets — 100.0%		$1,774,871,139

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,300,093	$38,166,474	(a)	$—	$(32,745)	$(2,262)	$100,431,560	100,442	$139,702	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,395,000	8,360,000	(a)	—	—	—	12,755,000	12,755	34,427		—
					$(32,745)	$(2,262)	$113,186,560		$174,129		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,754,512,846	$—	$1,754,512,846
Money Market Funds	113,186,560	—	—	113,186,560
	$113,186,560	$1,754,512,846	$—	$1,867,699,406